FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ (58,816,000)	$ (152,005,000)	$ (243,154,000)	$ 13,688,000	$ 140,459,000	$ (181,409,000)
Exchange rate	1.3706	1	17.9667				1.4388	1	20.2683
Equivalent US dollars	$ (42,912,000)			9,513,000			$ 9,513,000	$ 9,513,000	$ 9,513,000	$ (152,005,000)	$ (13,534,000)	$ 140,459,000	$ (8,950,000)
Trade payables.
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(58,957,000)	$ (6,973,000)	$ (197,888,000)	(3,882,000)	(9,994,000)	(126,241,000)
Lease obligations
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(12,689,000)	(248,000)	(18,220,000)	(741,000)	(375,000)	(26,130,000)
Accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(53,035,000)	(4,976,000)	(39,355,000)	(477,000)	(693,000)	(36,806,000)
Derivative liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(200,137,000)			(249,000)
Credit Facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(184,144,000)
Convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(171,591,000)
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	59,228,000	376,998,000	10,164,000	18,669,000	147,529,000	6,990,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	4,516,000	6,557,000	$ 2,145,000	94,000	108,000	$ 778,000
Restricted cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	2,121,000	509,000		$ 25,000	746,000
Derivative assets
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 0	$ 32,000,000			$ 3,387,000